                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    M&T Trust Company of Delaware, Inc.
Address: 1220 Market Street, Suite 202
         Wilmington, DE 19801

Form 13F File Number: 028-11878

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral part of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:  Mark Czarnecki
Title: President
Phone: (716) 842-5291

Signature, Place & Date of Signing:

Mark Czarnecki, President Buffalo, New York              8/1/2007
------------------------- -----------------------------  --------
       [Signature]        [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting managers are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting managers are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name
-------------------- --------------------
       28-267        M&T Bank Corporation